Cover	Oct. 28, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Oct. 28, 2024
FileNumber	333-255178
Registran Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
TaxIdentificationNumber	30-1129581
IncorporationStateCountryCode	NV
address Line1	706, Tower 4, Excellence Century Center
Address Line2	2030 Jintian Road, Futian District,
Address City	Shenzhen
AddressCountry	CN
zip code	518015
area code	702
local phone	833-9602
Written Communications	false
Soliciting Material	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false